Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of in Profit for the Years

In profit for the years:

	Year ended December 31,
	2024	2023	2022
Net profit attributable to equity holders of the parent (basic)	54,786	125,998	99,072
Weighted average of the number of ordinary shares attributable to earnings per share (basic)	1,297,864,359	1,297,864,359	1,297,864,359
Basic earnings per share to equity holders of the parent (in Colombian pesos)	42.21	97.08	76.33

Schedule of Continuing Operations

In continuing operations:

	Year ended December 31,
	2024	2023	2022
Net profit from continuing operations (Basic)	237,243	308,174	249,238
Less: net income from continuing operations attributable to non-controlling interests	182,457	182,176	150,166
Net profit from continuing operations attributable to the equity holders of the parent (basic)	54,786	125,998	99,072
Weighted average of the number of ordinary shares attributable to earnings per share (basic)	1,297,864,359	1,297,864,359	1,297,864,359
Basic earnings per share from continuing operations attributable to the equity holders of the parent (in Colombian pesos)	42.21	97.08	76.33